SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Mar. 31, 2015
Weighted average
Intangible assets, net
Estimated useful lives	5 years 7 months 6 days
Customer relationship | Weighted average
Intangible assets, net
Estimated useful lives	5 years 10 months 24 days
Customer relationship | Minimum
Intangible assets, net
Estimated useful lives	2 years 1 month 6 days
Customer relationship | Maximum
Intangible assets, net
Estimated useful lives	10 years
Non-compete agreement | Weighted average
Intangible assets, net
Estimated useful lives	3 years
Non-compete agreement | Minimum
Intangible assets, net
Estimated useful lives	2 years
Non-compete agreement | Maximum
Intangible assets, net
Estimated useful lives	3 years
Contract backlog | Weighted average
Intangible assets, net
Estimated useful lives	8 months 12 days
Contract backlog | Minimum
Intangible assets, net
Estimated useful lives	4 months 24 days
Contract backlog | Maximum
Intangible assets, net
Estimated useful lives	10 months 24 days
Operating license | Weighted average
Intangible assets, net
Estimated useful lives	2 years 10 months 24 days
Operating license | Minimum
Intangible assets, net
Estimated useful lives	3 months 18 days
Operating license | Maximum
Intangible assets, net
Estimated useful lives	5 years
Favorable lease contract | Weighted average
Intangible assets, net
Estimated useful lives	7 years 1 month 6 days
Favorable lease contract | Minimum
Intangible assets, net
Estimated useful lives	2 years 9 months 18 days
Favorable lease contract | Maximum
Intangible assets, net
Estimated useful lives	9 years 9 months 18 days